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                            INSTITUTIONAL CLASSES OF

                                AIM BALANCED FUND
                             AIM BASIC BALANCED FUND
                          AIM MID CAP BASIC VALUE FUND
                             AIM PREMIER EQUITY FUND

                     Supplement dated August 9, 2004 to the
             Statement of Additional Information dated April 30,2004
                 as supplemented May 18, 2004 and July 16, 2004


The following section is added after the section entitled "CALCULATION OF PERFORMANCE DATA - Alternative Total Return Quotations".

         "Calculation of Certain Performance Data

                  AIM Basic Balanced Fund and AIM Mid Cap Basic Value Fund may use a restated or a blended performance calculation to derive certain performance data shown for their Institutional Class shares in this Statement of Additional Information and in the Funds' advertisements and other sales material. If the Funds' Institutional Class shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Funds' Class A shares at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares. If the Funds' Institutional Class shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Funds' Institutional Class shares since their inception and the restated historical performance of the Funds' Class A shares (for periods prior to inception of the Institutional Class shares) at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares. If the Funds' Institutional Class shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Funds' Institutional Class shares.

                  A restated or blended performance calculation may be used to derive (i) the Funds' standardized average annual total returns over a stated period and (ii) the Funds' non-standardized cumulative total returns over a stated period."